Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 030 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits prior to transfers per the financial statements	$ 129,149
Change in adjustment from contract value to fair value for fully benefit-responsive GICs	3,283
Change in net assets available for benefits per the Form 5500	$ 132,432